Leases (Details) - Schedule of lease costs were recognized in other operating (income) expenses - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease costs
Total operating lease costs	$ 2,936,010	$ 1,594,632	$ 5,640,570	$ 3,157,321	$ 7,310,295	$ 4,219,309
Fixed lease cost [Member]
Operating lease costs
Fixed lease cost	2,806,857	1,654,602	5,442,923	3,192,685	7,388,997	4,011,839
Variable lease cost [Member]
Operating lease costs
Variable lease cost	$ 129,153	$ (59,970)	$ 197,647	$ (35,364)	$ (78,702)	$ 207,470